Stock-Based Compensation (Tables)	12 Months Ended
May 27, 2012
Share-based Compensation [Abstract]
Recognized Stock-Based Compensation Expense
Stock-based compensation expense included in continuing operations was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Stock options	$19.0	$20.7	$20.2
Restricted stock/restricted stock units	4.3	9.9	10.2
Darden stock units	17.1	17.1	13.1
Performance stock units	12.6	15.6	6.8
Employee stock purchase plan	1.8	1.9	1.8
Director compensation program/other	1.3	1.4	1.4
	$56.1	$66.6	$53.5

Summary Of Stock Option Activity
The following table presents a summary of our stock option activity as of and for the year ended May 27, 2012:

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	13.0	$32.77	5.53	$235.6
Options granted	1.6	51.06
Options exercised	(2.2)	28.12
Options canceled	(0.1)	35.71
Outstanding end of period	12.3	$36.05	5.58	209.3
Exercisable	7.2	$32.28	3.90	$150.0

Summary Of Restricted Stock And RSU Activity
The following table presents a summary of our restricted stock and RSU activity as of and for the fiscal year ended May 27, 2012:

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.6	$29.36
Shares granted	0.1	46.71
Shares vested	(0.4)	34.44
Outstanding end of period	0.3	$39.63

Summary Of Darden Stock Unit Activity
The following table presents a summary of our Darden stock unit activity as of and for the fiscal year ended May 27, 2012:

	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.9	$50.92
Units granted	0.6	50.08
Units vested	(0.3)	48.74
Units canceled	(0.1)	39.38
Outstanding end of period	2.1	$53.06

Summary Of Performance Stock Unit Activity
The following table presents a summary of our performance stock unit activity as of and for the fiscal year ended May 27, 2012:

	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.0	$37.91
Units granted	0.3	51.45
Units vested	(0.2)	50.42
Units canceled	—	—
Outstanding end of period	1.1	$39.33